Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 81,151	$ 49,292	$ 54,805	$ 54,493
Cash and cash equivalents - Fair Value	81,151	49,292
Restricted cash - Book Value	5,307	7,366
Restricted cash - Fair Value	5,307	7,366
Ship mortgage notes and premium - Book Value	661,463	659,684
Ship mortgage notes and premium - Fair Value	572,214	571,597
Other long-term debt, net of deferred finance costs - Book Value	403,906	436,254
Other long-term debt, net of deferred finance costs - Fair Value	407,687	441,233
Due from related parties, long-term - Book Value	54,593	80,068
Due from related parties, long-term - Fair Value	$ 54,593	$ 80,646